FINANCIAL INSTRUMENTS	12 Months Ended
Jan. 31, 2023
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS [Text Block]

22. FINANCIAL INSTRUMENTS

The following tables present information about the Company's financial instruments and their classifications as of January 31, 2023 and January 31, 2022 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

Fair value measurements at January 31, 2023 using:		Level 1		Level 2		Level 3		Total
	$		$		$		$
Financial liabilities:
Earn out shares (Note 13)		-		-		239,700		239,700

Fair value measurements at January 31, 2022 using:		Level 1		Level 2		Level 3		Total
	$		$		$		$
Financial liabilities:
Earn out shares (Note 13)		-		-		1,006,368		1,006,368

The fair value of the derivative liability associated with the earn out shares was derived using a Monte Carlo simulation using non-observable inputs, and therefore represent a Level 3 measurement.